Accruals and Other Liabilities	12 Months Ended
Dec. 31, 2024
Accruals and Other Liabilities
Accruals and Other Liabilities

11.  Accruals and Other Liabilities

Accruals and other liabilities consist of the following:

	December 31,	December 31,
	2023	2024
Payables for purchase of property, plant and equipment	4,445,749	3,643,002
Current portion of deferred revenue/income	1,945,021	3,156,430
Salaries and benefits payable	1,902,119	2,082,972
Payables for marketing events	1,636,911	1,962,341
Payables for R&D expenses	2,318,679	1,924,269
Advance from customers	911,006	918,465
Warranty liabilities	709,288	652,633
Accrued expenses	422,730	418,760
Accrued costs on purchase commitments	521,443	336,656
Current portion of payable to BaaS users	—	249,917
Interest payables	135,492	86,474
Current portion of finance lease liabilities	25,311	13,498
Other payables	582,605	595,662
Total	15,556,354	16,041,079

Accrued costs of loss on purchase commitments represents the unsettled amount the Group provided for purchase commitments specifically related to these vehicles, as a result of the planned products upgrade of certain existing vehicle models.

Payable to BaaS users represents certain monthly subscription fee the Group agreed to compensate to BaaS users, if certain criteria are met. The Group accrued the payable to BaaS users against vehicle sales. Based on the payment schedule, payable to BaaS users due within the next 12 month is recorded as accruals and other liabilities.